Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Basis of presentation	Basis of presentation The Group’s audited consolidated financial statements at and for the year ended December 31, 2023 and comparative periods have been prepared in accordance with US GAAP.
Use of estimates

Use of estimates

The preparation of the Group’s consolidated financial statements requires management to make estimates that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, in each case, at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include, among others, the valuation of capital provision assets (which requires the use of Level 3 valuation inputs) and other financial instruments, the measurement of deferred tax balances (including valuation allowances) and the accounting for goodwill. Actual results could differ from those estimates, and such differences could be material.

Consolidation

Consolidation

The consolidated financial statements include the accounts of (i) the Company, (ii) its wholly owned or majority owned subsidiaries, (iii) the consolidated entities that are considered to be variable interest entities (“VIEs”) and for which the Company is considered the primary beneficiary and (iv) certain entities that are not considered VIEs but that the Company controls through a majority voting interest.

In connection with private funds and other related entities where the Group does not own 100% of the relevant entity, the Group makes judgments about whether it is required to consolidate such entities by applying the factors set forth in US GAAP for VIEs or voting interest entities under Accounting Standards Codification (“ASC”) 810—Consolidation.

VIEs are entities that, by design, either (i) lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, (ii) have equity investors that (A) do not have the ability to make significant decisions relating to the entity’s operations through voting rights, (B) do not have the obligation to absorb the expected losses or (C) do not have the right to receive the residual returns of the entity or (iii) have equity investors’ voting rights that are not proportional to the economics, and substantially all of the activities of the entity either involve or are conducted on behalf of an investor that has disproportionately few voting rights. An entity is deemed to be the primary beneficiary of the VIE if such entity has both (i) the power to direct the activities that most significantly impact the VIE’s economic performance and (ii) the right to receive benefits from the VIE or the obligation to absorb losses of the VIE that could be significant to the VIE.

In determining whether the Group is the primary beneficiary of a VIE, the Group considers both qualitative and quantitative factors regarding the nature, size and form of its involvement with the VIE, such as its role establishing the VIE and its ongoing rights and responsibilities, the design of the VIE, its economic interests, servicing fees and servicing responsibilities and certain other factors. The Group performs ongoing reassessments to evaluate whether changes in the entity’s capital structure or changes in the nature of the Group’s involvement with the entity result in a change to the VIE designation or a change to the Group’s consolidation conclusion.

The most significant judgments relate to the assessment of the Group’s exposure or rights to variable returns in Burford Opportunity Fund C LP (“BOF-C”), Burford Advantage Master Fund LP (the “Advantage Fund”), Colorado Investments Limited (“Colorado”) and, prior to its liquidation in the fourth quarter of 2023, BCIM Strategic Value Master Fund, LP (the “Strategic Value Fund”). The Group has assessed that its economic interest in the income generated from BOF-C and its investment as a limited partner in the Strategic Value Fund and the Advantage Fund, coupled with its power over the relevant activities as the fund manager, require the consolidation of BOF-C, the Strategic Value Fund and the Advantage Fund in the consolidated financial statements. Similarly, the Group has assessed that its shareholding in Colorado, coupled with its power over the relevant activities of Colorado through contractual agreements, require the consolidation of Colorado in the consolidated financial statements.

The Group is deemed to have a controlling financial interest in VIEs in which it is the primary beneficiary and in other entities in which it owns more than 50% of the outstanding voting shares and other shareholders do not have substantive rights to participate in management. The assets of these consolidated VIEs are not available to the Company, and the creditors of these consolidated VIEs do not have recourse to the Company.

For entities the Group controls but does not wholly own, the Group generally records a non-controlling interest within shareholders’ equity for the portion of the entity’s equity attributed to the non-controlling ownership interests. Accordingly, third-party share of net income or loss relating to non-controlling interests in consolidated entities is treated as a reduction or increase, respectively, of net income or loss in the consolidated statements of operations. With respect to Colorado, an entity the Group controls but does not wholly own, the Group records a financial liability within financial liabilities relating to third-party interests in capital provision assets for the portion of Colorado’s equity held by third parties. The third-party share of income or loss is included in third-party interests in capital provision assets in the consolidated statements of operations. All significant intercompany balances, transactions and unrealized gains and losses on such transactions are eliminated on consolidation.

Third-party interests in capital provision assets

Third-party interests in capital provision assets

Third-party interests in capital provision assets include the financial liability relating to third-party interests in Colorado as well as financial liabilities relating to third-party interests resulting from capital provision asset subparticipations recognized at fair value. Colorado holds a single financial asset and does not have any other business activity. Accordingly, Colorado does not meet the definition of a business, and the third-party interests in Colorado are accounted for as a collateralized borrowing rather than non-controlling interests in shareholders’ equity. Amounts included in the consolidated statements of financial position represent the fair value of the third-party interests in the related capital provision assets, and the amounts included in the consolidated statements of operations represent the third-party share of any gain or loss during the reporting period. Gains in the underlying capital provision asset result in increased financial liabilities to third-party interests in capital provision assets in the consolidated statement of financial position and negative adjustments in the consolidated statement of operations, presented as “(Less): Third-party interests in capital provision assets”. Conversely, losses in the underlying capital provision asset result in decreased financial liabilities to third-party interests in capital provision assets in the consolidated statement of financial position and positive adjustments in the consolidated statement of operations, presented as “Plus: Third-party interests in capital provision assets”.

During the year ended December 31, 2023, the Group has renamed the line item in the consolidated statements of operations from “Gain/(loss) relating to third-party interests in capital provision assets” to “Plus/(Less): Third-party interests in capital provision assets” and has changed the order to include this line item directly beneath the line item “Capital provision income”.

Reclassifications

Reclassifications

Certain reclassifications of the amounts for prior periods have been made to conform to the presentation for the current period, such as combining the “Insurance income/(loss)” and “Services income/(loss)” line items under the “Other income/(loss)” line item within the consolidated statements of operations. These reclassifications have no effect on previously reported results of operations or total shareholders’ equity.

Revisions

Certain voluntary corrections of the amounts for prior periods have been made as a result of immaterial errors to previously issued consolidated financial statements. These corrections have been appropriately referenced.

Covid-19 pandemic and global economic market conditions

Covid-19 pandemic and global economic market conditions

The Covid-19 pandemic and restrictions on certain non-essential businesses have caused disruption in the United States and global economies. Although the clearing of court backlogs is underway, it continues to be gradual, uneven and characterized by meaningful dispersion across sectors and regions. The estimates and assumptions underlying the consolidated financial statements at December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021 include judgments about the financial markets and economic conditions, which may change over time. Among estimates and assumptions, certain inputs to the valuation of the Group’s capital provision assets were impacted as a result of the Covid-19 pandemic, including expected timing and amount of cash flows in the Group’s cash flow forecasts and applicable discount rates.

As a result of the Russian Federation’s invasion of Ukraine in February 2022 (the “Ukraine War”), various nations, including the United States, have instituted economic sanctions and other responsive measures, which have resulted in an increased level of global economic and political uncertainty. At and for the years ended December 31, 2023 and 2022, the effects of the Ukraine War, including international sanctions imposed on Russian businesses and individuals, have not had a material impact on the Group’s consolidated financial statements.

In addition, in October 2023, an armed conflict began in Israel, Gaza and surrounding areas, which has resulted in an increased level of global economic and political uncertainty. At and for the year ended December 31, 2023, the effects of the conflict in Israel and Gaza have not had a material impact on the Group’s consolidated financial statements.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include funds held by depository institutions, money market funds and government securities with original maturities of three months or less when purchased. Interest income from cash and cash equivalents is recorded in marketable securities income/(loss) and bank interest in the consolidated statements of operations. The fair values of the money market funds included in cash and cash equivalents were $13.0 million and $1.0 million at December 31, 2023 and 2022, respectively, which represented their fair values due to their short-term nature and were categorized as Level 1 within the fair value hierarchy. Substantially all of the Group’s cash on deposit is in interest bearing accounts with major financial institutions that exceed insured limits.

Statement of cash flows

Statement of cash flows

The core business purpose of the Group is the provision of capital and expertise, to clients or as a principal, in connection with (i) the underlying asset value of litigation claims and the enforcement of settlements, judgments and awards, (ii) the amount paid to law firms as legal fees and expenses and (iii) the value of assets affected by litigation. These contractual arrangements are presented as capital provision assets in the consolidated statements of financial position, and the returns on those capital provision assets form the principal source of revenue earned by the Group. The cash flows associated with capital provision assets are reported within cash flows from operating activities because the ongoing management of the capital provision assets is a key operating activity for the Group.

Marketable securities

Marketable securities

Marketable securities primarily consist of government securities with original maturities longer than three months when purchased, corporate bonds, asset-backed securities and mutual funds. Marketable securities are recorded at fair value. Interest income on marketable securities is included in the overall change in fair value which is recognized in marketable securities income/(loss) and bank interest in the consolidated statements of operations.

Bank interest	Bank interest Bank interest is recognized on an accruals basis and included in marketable securities income/(loss) and bank interest.
Fair value of financial instruments

Fair value of financial instruments

The Group’s capital provision assets meet the definition of a financial instrument under ASC 825—Financial instruments. Single case, portfolio, portfolio with equity risk and legal risk management capital provision assets meet the definition of a derivative instrument under ASC 815—Derivatives and hedging and are accounted for at fair value.

The Group has elected the fair value option for the Group’s equity method investments, marketable securities, due from settlement of capital provision assets and financial liabilities relating to third-party interests in capital provision assets to provide a consistent fair value measurement approach for all capital provision related activity. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition.

Financial instruments are recorded at fair value. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

Fair value hierarchy

US GAAP establishes a hierarchical disclosure framework that prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of financial instrument, the characteristics specific to the financial instrument and the state of the marketplace, including the existence and transparency of transactions between market participants. Financial instruments with readily available quoted prices in active markets generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Financial instruments measured and reported at fair value are classified and disclosed based on the observability of inputs used in the determination of fair values as follows:

▪	Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date
▪	Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
▪	Level 3—unobservable inputs for the asset or liability

All transfers into and out of these levels are recognized as if they have taken place at the beginning of each reporting period.

Valuation processes

The Group’s senior professionals are responsible for developing the policies and procedures for fair value measurement of assets and liabilities. Following origination and at each reporting date, the movements in the values of assets and liabilities are required to be reassessed in accordance with the Group’s accounting policies. For this analysis, the reasonableness of material estimates and assumptions underlying the valuation is discussed and the major inputs applied are verified by comparing the information in the valuation computation to contracts, asset status and progress information and other relevant documents.

Valuation methodology for Level 1 assets and liabilities

Level 1 assets and liabilities are comprised of listed instruments, including equities, fixed income securities and investment funds. All Level 1 assets and liabilities are valued at the quoted market price at the reporting date.

Valuation methodology for Level 2 assets and liabilities

Level 2 assets and liabilities are comprised of debt and equity securities that are not actively traded and are valued at the last quoted or traded price at the reporting date, provided there is evidence that the price is not assessed as significantly stale so as to warrant a Level 3 classification.

Valuation methodology for Level 3 assets and liabilities

Fair value represents the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date.

The methods and procedures to determine fair value of assets and liabilities may include, among others, (i) obtaining information provided by third parties when available, (ii) obtaining valuation-related information from the issuers or counterparties (or their respective advisors), (iii) performing comparisons of comparable or similar assets or liabilities, as applicable, (iv) calculating the present value of future cash flows, (v) assessing other analytical data and information relating to the asset or liability, as applicable, that is an indication of value, (vi) evaluating financial information provided by or otherwise available with respect to the counterparties or other relevant entities and (vii) entering into a market transaction with an arm’s-length counterparty.

The material estimates and assumptions used in the analyses of fair value include the status and risk profile of the underlying asset or liability and, as applicable, the timing and expected amount of cash flows based on the structure and agreement of the asset or liability, the appropriateness of any discount rates used and the timing of, and estimated minimum proceeds from, a favorable outcome. Discount rates and a discounted cash flow basis for estimating fair value are applied to assets and liabilities measured at fair value, as applicable, most notably the Group’s capital provision assets. Significant judgment and estimation go into the assumptions that underlie the analyses, and the actual values realized with respect to assets or liabilities, as applicable, could be materially different from values obtained based on the use of those estimates.

Capital provision assets are fair valued using an income approach. The income approach estimates fair value based on estimated, risk-adjusted future cash flows, using a discount rate to reflect the funding risk of deploying capital for financing capital provision assets. The income approach requires management to make a series of assumptions, such as discount rate, the timing and amount of both expected cash inflows and additional financings and a risk-adjustment factor reflecting the uncertainty inherent in the cash flows primarily driven by litigation risk, which changes as a result of observable litigation events. These assumptions are considered Level 3 inputs.

A cash flow forecast is developed for each capital provision asset based on the anticipated financing commitments, damages or settlement estimates and the Group’s contractual entitlement. Cash flow forecasts incorporate management’s assumptions related to creditworthiness of the counterparty and collectability. In cases where cash flows are denominated in a foreign currency, forecasts are developed in the applicable foreign currency and translated to US dollars.

Capital provision assets are recorded at initial fair value, which is equivalent to the initial transaction price for a given capital provision asset, based on an assessment that it is an arm’s-length transaction between independent third parties and an orderly transaction between market participants. Using the cash flow forecast and a discount rate, an appropriate risk-adjustment factor is calculated to be applied to the forecast cash inflows to calibrate the valuation model to the initial transaction price. Each reporting period, the cash flow forecast is updated based on the best available information on damages or settlement estimates and it is determined whether there has been an objective event in the underlying litigation process, which would change the litigation risk and thus the risk-adjustment factor associated with the capital provision asset. The risk-adjustment factor as adjusted for any objective events in the underlying litigation process is referred to as the adjusted risk premium. For example, assume the risk premium at inception is calculated to be 65%, which is held constant until there is a milestone event. Assuming there is a favorable trial court ruling one year later for which the applicable milestone factor is 50%, then the risk premium would be adjusted to 32.5%, effectively releasing 50% of the original 65% risk premium haircut that was applied. Conversely, assuming there is a negative event one year later for which the applicable milestone factor is (50)%, then the risk premium would be adjusted to 82.5%, effectively closing the gap between the original risk premium of 65% and 100% by 50%. These objective events could include, among others:

▪	A significant positive ruling or other objective event prior to any trial court judgment
▪	A favorable trial court judgment
▪	A favorable judgment on the first appeal
▪	The exhaustion of as-of-right appeals
▪	In arbitration cases, where there are limited opportunities for appeal, issuance of a tribunal award
▪	An objective negative event at various stages in the litigation process

Each reporting period, the updated risk-adjusted cash flow forecast is discounted at the then current discount rate to measure fair value. See note 15 (Fair value of assets and liabilities) for additional information.

In a small number of instances, the Group has the benefit of a secondary sale of a portion of an asset or liability. When this occurs, the market evidence is factored into the valuation process to maximize the use of relevant observable inputs. Secondary sales are evaluated for relevance, including whether such transactions are orderly, and weight is attributed to the market price accordingly, which may include calibrating the valuation model to observed market price.

Non-controlling interests

Non-controlling interests

For entities that are consolidated, but not wholly owned, a portion of the income or loss and corresponding equity is allocated to owners other than the Company. The aggregate of the income or loss and corresponding equity that is not owned by the Company is included in non-controlling interests in the consolidated financial statements. Non-controlling interests also include ownership interests in certain consolidated private funds and VIEs. Non-controlling interests are presented as a separate component of shareholders’ equity in the consolidated statements of financial position.

The primary components of non-controlling interests are separately presented in the consolidated statements of changes in equity to clearly distinguish the interest in the Group and other ownership interests in the consolidated entities. Net income/(loss) includes the net income/(loss) attributable to the holders of non-controlling interests in the consolidated statements of comprehensive income. Profits and losses are allocated to non-controlling interests in proportion to their relative ownership interests regardless of their basis. Non-controlling interests exclude the third-party interests in Colorado as it represents a consolidated entity that holds a single financial asset and does not have any other business activity.

Asset management income

Asset management income

Asset management income is derived from the governing agreements in place with the Group’s private funds. The rate or amount at which fees are charged, the basis on which such fees are calculated and the timing of payments vary across private funds and, as to a particular private fund, may also vary across investment options available to underlying investors in, or members of, the private fund. Management fees are generally based on an agreed percentage of a private fund’s commitments and/or amounts committed or deployed, depending on the private fund agreement. Management fees are recognized over time as the services are provided. In addition, the Group receives performance fees from its private funds, which are earned when contractually agreed performance levels are exceeded within specified performance measurement periods. The Group’s private funds (other than BOF-C and the Advantage Fund) use a so-called “European” structure for the payment of performance fees, whereby the manager is not paid any performance fees until private fund investors have had their entire capital investment repaid. This contrasts with a so-called “American” structure for the payment of performance fees, whereby the performance fees are paid on profitable resolutions as they occur. Performance fees are recognized when a reliable estimate of the performance fee can be made and it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

Insurance activities

Insurance activities

The Group (i) acts as an administrator in the sale of legal expenses insurance policies issued in the name of Great Lakes Reinsurance (UK) plc, a subsidiary of MunichRe, under a binding authority agreement, and (ii) underwrites legal expenses insurance policies through its wholly owned Guernsey insurer, Burford Worldwide Insurance Limited. Income earned from acting as insurance administrator and underwriting legal expenses insurance policies is included in “Other income”.

Leases

Leases

At the inception of any arrangement, the Group determines whether the arrangement is or contains a lease based on the unique facts and circumstances present in the arrangement. Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. The Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. In calculating the present value, the Group uses its incremental borrowing rate at the lease commencement date as the interest rate implicit in the lease is not readily determinable.

The lease agreements generally contain lease and non-lease components. Non-lease components primarily include payments for maintenance and utilities. The Group combines fixed payments for non-lease components with its lease payments and accounts for them together as a single lease component which increases the amount of its lease assets and liabilities. Payments under the lease arrangements are primarily fixed. Variable rents, if any, are expensed as incurred.

Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the consolidated statements of operations over the period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. The right-of-use asset and associated lease liability are derecognized upon the termination of a lease agreement.

The Group has elected to not recognize leases with an original term of one year or less in the consolidated statements of financial position. The Group typically only includes an initial lease term in its assessment of a lease arrangement, whereas options to renew a lease are not included in this assessment unless there is a reasonable certainty that the lease will be renewed.

In the consolidated statements of financial position, right-of-use assets are included within other assets, and lease liabilities are included in other liabilities.

Compensation and benefits

Compensation and benefits

Salaries and benefits

Salaries and benefits include base salaries and employee benefits.

Annual incentive compensation

Annual incentive compensation includes discretionary and non-discretionary annual bonuses that are generally accrued over the related service period. Under certain non-discretionary arrangements, the Company may require that a portion of the incentive compensation distributed to its employees be allocated as RSUs under the LTIP. Such share-based awards are recorded as share-based compensation expense ratably over the relevant service period once granted.

Share-based compensation

Share-based compensation consists of RSUs with service-based and/or performance-based (which in turn may include performance-based and/or market-based) conditions. The fair value of these RSUs is estimated using the Monte-Carlo model at the grant date. The Group recognizes share-based compensation expense ratably over the relevant service period and accounts for forfeitures based on its estimates. Forfeiture estimates are trued up at the end of the vesting period to ensure that share-based compensation expense is recognized only for those RSUs that ultimately vest. Upon vesting of an RSU award, ordinary shares (which are either purchased on the open market or newly issued) are released to employees net of any applicable income tax withholding.

Legacy asset recovery incentive compensation including accruals and long-term incentive compensation including accruals

Incentive compensation, which includes the “phantom carry pool” program, primarily consists of a portion of gains on capital provision assets or performance fees earned from certain of the Group’s private funds that are allocated to employees. Incentive compensation amounts are not paid until the related gains on capital provision assets or performance fees have been realized in cash by the Group. Incentive compensation amounts are recorded as the related fair value gains or losses on capital provision assets or performance fees are recognized. Accordingly, incentive compensation amounts can be reversed during periods when there is a decline in fair value or performance revenues that were previously recorded.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at fair value on the acquisition date. Acquisition-related costs are expensed as incurred and included in the consolidated statements of operations. When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions at the acquisition date.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequent changes in the fair value of contingent consideration classified as an asset or liability are reflected in the consolidated statements of operations. Contingent consideration classified as equity is not remeasured, and its subsequent settlement is accounted for within shareholders’ equity.

Goodwill

Goodwill

Goodwill arises as a result of the acquisition of subsidiaries and represents the excess of the purchase consideration over the fair value of the Group’s share of the assets acquired and the liabilities assumed on the acquisition date. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purposes of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s reporting units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. The Group tests goodwill acquired in a business combination annually for impairment.

Foreign currency translation

Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which such entity operates (the “functional currency”). The functional currency of the Company, as determined in accordance with US GAAP, is the US dollar, because this is the currency that best reflects the economic substance of the underlying events and circumstances of the Company. The consolidated financial statements are presented in US dollar (the “presentation currency”).

Certain subsidiaries operate and prepare financial statements denominated in pound sterling and Australian dollar. For the purposes of preparing consolidated financial statements, those subsidiaries’ assets and liabilities are translated at exchange rates prevailing at each applicable reporting date. Income and expense items are translated at average exchange rates for the reporting period. Non-monetary items are measured using the exchange rate at the date of the initial transaction. Any exchange rate-related differences are recognized in other comprehensive income/(loss).

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing at the transaction date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies, including intragroup balances, are recognized in the consolidated statements of operations as part of the income or loss, as applicable, for the period. See note 6 (Capital provision assets) to the Group’s consolidated financial statements for additional information with respect to the treatment of capital provision assets.

Since April 2016, certain intragroup balances have been considered as part of a net investment in a foreign operation. Gains and losses on such balances are recognized in other comprehensive income/(loss), with gains of $0.2 million and $0.4 million recognized for the years ended December 31, 2023 and 2021, respectively, and a loss of $0.4 million recognized for the year ended December 31, 2022.

Expenses	Expenses All expenses are accounted for on an accruals basis.
Finance costs

Finance costs

Finance costs represent interest and issuance expenses of outstanding indebtedness calculated using the effective interest rate method recognized in the consolidated statements of operations.

Gain/(loss) on debt extinguishment

Gain/(loss) on debt extinguishment

Gain/(loss) on debt extinguishment represents a gain or loss arising from the difference between the amortized cost and the cost of extinguishing the debt on the extinguishment date and is recognized in the consolidated statements of operations.

Income taxes

Income taxes

The Group computes income taxes using the asset and liability method, under which deferred income taxes are recognized based on the differences between the carrying amounts and the respective tax bases of the Group’s assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which the Group expects the temporary differences to reverse. The effect of a change in tax rates on deferred taxes is recognized in income/(loss) before income taxes in the consolidated statements of operations for the period that includes the enactment date.

The Group routinely evaluates the likelihood of realizing the benefit of its deferred tax assets and may record a valuation allowance if, based on all available evidence, it determines that a portion of the tax benefit will not be realized. In evaluating the Group’s ability to recover its deferred tax assets within the jurisdictions from which they arise, the Group considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax-planning strategies and results of recent operations. If the Group determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Group evaluates its exposures associated with its various tax filing positions and recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the relevant tax authorities, including resolutions of any related appeals or litigation processes, based on the technical merits of the Group’s tax filing position. The tax benefits recognized in the consolidated financial statements from a tax filing position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Group adjusts its unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires for the relevant tax authority to examine the tax position or when new information becomes available.

Interest and penalties related to income tax matters are recorded in other expenses in the consolidated statements of operations. Accrued interest and penalties are included within the related tax balances in the consolidated statements of financial position.

Dividends	Dividends Dividends paid during the period are recorded as a reduction to retained earnings in the consolidated statements of changes in equity.
Property and equipment

Property and equipment

Property and equipment are recorded at cost less accumulated depreciation and provision for impairment and are included in other assets in the consolidated statements of financial position. Depreciation is provided to write off the cost less estimated residual value in equal instalments over the estimated useful lives of the assets.

The table below sets forth the expected useful lives of the Group’s various assets.

Property and equipment	Useful life
Leasehold improvements	Life of lease
Fixtures, fittings and equipment	5 years
Computer hardware and software	3 years

The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the net sales proceeds and the carrying amount of the asset and is recognized in income/(loss) before income taxes in the consolidated statements of operations.

Prepayments and other payables

Prepayments and other payables

Prepayments and other payables are recognized at nominal value, are non-interest-bearing and are recorded in other assets and other liabilities, as applicable, in the consolidated statements of financial position.

Shareholders' equity

Shareholders’ equity

Ordinary shares are classified as equity in shareholders’ equity. Contingent shares are classified as equity in shareholders’ equity, where contingent shares will be issued and converted to ordinary shares only after the specified conditions have been satisfied. Additional paid-in capital includes the obligation for the issuance of ordinary shares to the Group’s employees under the LTIP. Incremental costs directly attributable to the issuance of new ordinary shares are deducted from equity in shareholders’ equity.

Net income/(loss) per ordinary share

Net income/(loss) per ordinary share

The Group presents basic and diluted net income/(loss) per ordinary share. Basic net income/(loss) per ordinary share excludes potential dilution and is computed by dividing net income/(loss) attributable to ordinary shares by the weighted average number of ordinary shares issued and outstanding during the period. Diluted income/(loss) per ordinary share reflects the potential dilution that could occur if ordinary shares were issued pursuant to the Group’s share-based compensation awards. The potential dilution from share-based compensation awards is computed using the treasury stock method based on the average market value of ordinary shares during the period.

Recently issued or adopted accounting pronouncements

Recently issued or adopted accounting pronouncements

There have been no recently issued or adopted accounting pronouncements that had or are expected to have a material impact on the consolidated financial statements.

In October 2023, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update 2023-06, Disclosure Improvements (“ASU 2023-06”). ASU 2023-06 aims to clarify or improve disclosure and presentation requirements of a variety of topics and align the requirements in the FASB’s accounting standard codification with the SEC’s regulations. The amendments set forth in ASU 2023-06 will be effective on the date, on which the related disclosures are removed from Regulation S-X or Regulation S-K by the SEC, and will no longer be effective if the SEC has not removed the applicable disclosure requirement by June 30, 2027. The Group is currently evaluating the impact of ASU 2023-06 on its consolidated financial statements.

In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) (“ASU 2023-07”). ASU 2023-07 relates to improvements in disclosures about a public entity’s reportable segments and provision of more detailed information about a reportable segment’s expenses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years after December 15, 2024. Early adoption is permitted. The Group is currently evaluating the impact of ASU 2023-07 on its consolidated financial statements.

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”). ASU 2023-09 relates to improvements in income tax disclosures to enhance their transparency and decision usefulness. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 and interim periods within those fiscal years. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The Group is currently evaluating the impact of ASU 2023-09 on its consolidated financial statements.